N-4	Dec. 19, 2024 USD ($)
Prospectus:
Document Type	497
Entity Registrant Name	PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Entity Central Index Key	0000947703
Entity Investment Company Type	N-4
Document Period End Date	Dec. 19, 2024
Amendment Flag	false
Surrender Expense, 1 Year, Maximum [Dollars]	$ 10,524
Surrender Expense, 3 Years, Maximum [Dollars]	16,689
Surrender Expense, 5 Years, Maximum [Dollars]	21,934
Surrender Expense, 10 Years, Maximum [Dollars]	36,632
Annuitized Expense, 1 Year, Maximum [Dollars]	3,416
Annuitized Expense, 3 Years, Maximum [Dollars]	10,408
Annuitized Expense, 5 Years, Maximum [Dollars]	17,616
Annuitized Expense, 10 Years, Maximum [Dollars]	36,632
No Surrender Expense, 1 Year, Maximum [Dollars]	3,416
No Surrender Expense, 3 Years, Maximum [Dollars]	10,408
No Surrender Expense, 5 Years, Maximum [Dollars]	17,616
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 36,632